UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08603

Name of Fund:  Debt Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Debt Strategies Fund, Inc., 800 Scudders Mill Road,
       Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
       Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2005

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08603
Reporting Period: 07/01/2003 - 06/30/2004
Debt Strategies Fund, Inc.









========================== DEBT STRATEGIES FUND, INC. ==========================


IT GROUP, INC., THE

Ticker:       ITX            Security ID:  465266AC8
Meeting Date: MAR 22, 2004   Meeting Type: Written Consent
Record Date:  JAN 14, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     FIRST AMENDED JOINT CHAPTER 11 PLAN       For       Abstain    Management


--------------------------------------------------------------------------------

LODGIAN, INC.

Ticker:       LGN            Security ID:  54021P304
Meeting Date: APR 8, 2004    Meeting Type: Annual
Record Date:  MAR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reverse Stock Split               For       Against    Management
2     Amend Articles                            For       For        Management


--------------------------------------------------------------------------------

LODGIAN, INC.

Ticker:       LGN            Security ID:  54021P205
Meeting Date: APR 8, 2004    Meeting Type: Annual
Record Date:  MAR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Sean F. Armstrong          For       For        Management
1.2   Elect Director Russel S. Bernard          For       For        Management
1.3   Elect Director Stewart J. Brown           For       For        Management
1.4   Elect Director Kenneth A. Caplan          For       For        Management
1.5   Elect Director Stephen P. Grathwohl       For       For        Management
1.6   Elect Director Jonathan D. Gray           For       Withhold   Management
1.7   Elect Director Kevin C. McTavish          For       For        Management
1.8   Elect Director W. Thomas Parrington       For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Approve Reverse Stock Split               For       For        Management
4     Amend                                     For       For        Management
      Articles/Bylaws/Charter-Organization-Rela
      ted
5     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

MICROCELL TELECOMMUNICATION

Ticker:       MT.B           Security ID:  59501T882
Meeting Date: MAY 5, 2004    Meeting Type: Annual/Special
Record Date:  MAR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Ratify Ernst & Young as Auditors and      For       For        Management
      Authorise Board to Fix Remuneration of
      Auditors.
2     The Resolution to Confirm the General     For       For        Management
      By-Law of the Corporation.
3     Confirm the Expiration Time Under the     For       For        Management
      Shareholder Rights Plan of the
      Corporation.
4     Amend Stock Option Plan                   For       For        Management


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PAXSON COMMUNICATIONS CORP.

Ticker:       PAX            Security ID:  704231604
Meeting Date: MAY 21, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Lowell W. Paxson          For       Withhold   Management
1.2   Elect  Director Henry J. Brandon          For       For        Management
1.3   Elect  Director Elizabeth J. Hudson       For       For        Management
2     Ratify Auditors                           For       For        Management


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PIONEER COMPANIES, INC.

Ticker:       PONR           Security ID:  723643300
Meeting Date: MAY 13, 2004   Meeting Type: Annual
Record Date:  APR 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David N. Weinstein        For       For        Management
1.2   Elect  Director Michael Y. Mcgovern       For       For        Management
1.3   Elect  Director Marvin E. Lesser          For       For        Management
1.4   Elect  Director Gary L. Rosenthal         For       For        Management
1.5   Elect  Director Charles L. Mears          For       For        Management
2     Ratify Auditors                           For       For        Management


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THERMADYNE HOLDINGS CORP.

Ticker:       THMD           Security ID:  883435307
Meeting Date: MAY 3, 2004    Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Paul D. Melnuk            For       For        Management
1.2   Elect  Director Andrew L. Berger          For       For        Management
1.3   Elect  Director James B. Gamache          For       For        Management
1.4   Elect  Director Marnie S. Gordon          For       For        Management
1.5   Elect  Director John G. Johnson, Jr.      For       For        Management
1.6   Elect  Director Bradley G. Pattelli       For       For        Management
2     Approve Non-Employee Director Stock       For       For        Management
      Option Plan
3     Approve Omnibus Stock Plan                For       For        Management
4     Amend Deferred Compensation Plan          For       For        Management
5     Ratify Auditors                           For       For        Management


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Debt Strategies Fund, Inc.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Debt Strategies Fund, Inc.

Date: August 10, 2004